Share-based compensation - Stock Options (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years	3 years
Employee Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years	3 years
Stock options expiration period	10 years	10 years
EUR-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | € / shares	€ 302.20		€ 201.52		€ 169.68
Aggregate intrinsic value of stock options exercised (in millions) | €	€ 4.8		€ 4.3		€ 13.6
Weighted average remaining contractual term of currently exercisable options (in years)	3 years 6 months 18 days	3 years 6 months 18 days	4 years 1 month 28 days	4 years 1 month 28 days	4 years 9 months 3 days	4 years 9 months 3 days
Aggregate intrinsic value of exercisable stock options (in millions) | €	€ 22.4		€ 17.7		€ 8.9
Aggregate intrinsic value of outstanding stock options (in millions) | €	€ 22.4		€ 17.7		€ 9.0
US-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | $ / shares		$ 355.44		$ 225.70		$ 201.01
Aggregate intrinsic value of stock options exercised (in millions) | $		$ 3.7		$ 2.3		$ 7.6
Weighted average remaining contractual term of currently exercisable options (in years)	3 years 7 months 28 days	3 years 7 months 28 days	4 years 4 months 24 days	4 years 4 months 24 days	5 years 2 months 12 days	5 years 2 months 12 days
Aggregate intrinsic value of exercisable stock options (in millions) | $							$ 16.9	$ 11.8	$ 5.2
Aggregate intrinsic value of outstanding stock options (in millions) | $							$ 16.9	$ 11.8	$ 5.2